Related party balances and transactions (Details 1) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Due from related parties	$ 13,791	$ 29,983
Due to related parties	19,352	53,671
Ji Meng [Member]
Related Party Transaction [Line Items]
Due from related parties		10,439
Due to related parties	5,516
Zuogang Luo [Member]
Related Party Transaction [Line Items]
Due from related parties	13,791	19,544
Zhiguo Li [Member]
Related Party Transaction [Line Items]
Due to related parties	11,230	6,223
Qi Gu [Member]
Related Party Transaction [Line Items]
Due to related parties	2,606	3,030
Yimin Wu [Member]
Related Party Transaction [Line Items]
Due to related parties		36,664
Weimin Wu [Member]
Related Party Transaction [Line Items]
Due to related parties		4,619
Shengmin Wu [Member]
Related Party Transaction [Line Items]
Due to related parties		$ 3,135